Condensed Consolidated Statements of Operations (unaudited) (Q3) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Interest Income
Interest and fees on loans		$ 21,831	$ 18,597	$ 61,638	$ 55,361
Interest on securities
Taxable		2,765	2,537	8,300	7,261
Tax-exempt		512	330	1,478	860
Other investments		263	281	867	884
Total Interest Income		25,371	21,745	72,283	64,366
Interest Expense
Deposits		1,833	1,254	4,754	3,520
Other borrowings and subordinated debentures		626	493	1,659	1,455
Total Interest Expense		2,459	1,747	6,413	4,975
Net Interest Income		22,912	19,998	65,870	59,391
Provision for loan losses		582	(175)	806	(1,439)
Net Interest Income After Provision for Loan Losses		22,330	20,173	65,064	60,830
Non-interest Income
Service charges on deposit accounts		3,281	3,281	9,465	9,164
Interchange income		1,942	1,943	5,869	5,797
Net gains (losses) on assets
Mortgage loans		2,971	3,556	8,886	7,727
Securities		69	(45)	62	302
Mortgage loan servicing, net		1	858	668	(454)
Other		2,040	2,115	6,139	6,561
Total Non-Interest Income		10,304	11,708	31,089	29,097
Non-interest Expense
Compensation and employee benefits		13,577	13,031	41,104	36,912
Occupancy, net		1,970	1,919	6,032	5,982
Data processing		1,796	1,971	5,670	6,008
Furniture, fixtures and equipment		961	990	2,943	2,939
Communications		685	670	2,046	2,280
Loan and collection		481	568	1,564	1,964
Advertising		526	455	1,551	1,410
Legal and professional		550	420	1,376	1,178
Interchange expense		294	276	869	809
FDIC deposit insurance		208	187	608	852
Credit card and bank service fees		105	203	432	588
Other		1,463	1,839	4,751	4,547
Total Non-Interest Expense		22,616	22,529	68,946	65,469
Income Before Income Tax		10,018	9,352	27,207	24,458
Income tax expense		3,159	2,979	8,443	7,547
Net Income		$ 6,859	$ 6,373	$ 18,764	$ 16,911
Net Income Per Common Share
Basic (in dollars per share)	[1]	$ 0.32	$ 0.30	$ 0.88	$ 0.79
Diluted (in dollars per share)		0.32	0.30	0.87	0.78
Dividends Per Common Share
Declared (in dollars per share)		0.10	0.08	0.30	0.24
Paid (in dollars per share)		$ 0.10	$ 0.08	$ 0.30	$ 0.24

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.